4. Intangible Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 103,792	$ 61,690
Less: Impairment Charges	0	0
Less: Accumulated Amortization	(20,618)	(15,271)
Patents - net	$ 83,174	$ 46,419